Loss per share	6 Months Ended
Jun. 30, 2023
Loss per share
Loss per share

4.Loss per share

	For the Three Months
	Ended June 30,
In CHF thousands except for share and per share data	2023	2022
Loss per share (EPS)
Numerator
Net loss attributable to equity holders of the Company	(16,833)	(19,643)
Denominator
Weighted-average number of shares outstanding used to compute EPS basic and diluted attributable to equity holders	84,612,997	84,462,675
Basic and diluted loss per share for the period attributable to equity holders	(0.20)	(0.23)

	For the Six Months
	Ended June 30,
In CHF thousands except for share and per share data	2023	2022
Loss per share (EPS)
Numerator
Net loss attributable to equity holders of the Company	(34,346)	(38,489)
Denominator
Weighted-average number of shares outstanding used to compute EPS basic and diluted attributable to equity holders	83,654,663	83,510,567
Basic and diluted loss per share for the period attributable to equity holders	(0.41)	(0.46)

The weighted-average number of potentially dilutive securities that were not included in the diluted per share calculations because they would be anti-dilutive were as follows:

	For the Three Months
	Ended June 30,
	2023	2022
Share options issued and outstanding	97,875	149,457
Restricted share awards subject to future vesting	1,213,703	16,039

	For the Six Months
	Ended June 30,
	2023	2022
Share options issued and outstanding	97,875	174,408
Restricted share awards subject to future vesting	1,225,175	8,328